Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2022
Equity [Abstract]
Schedule of Shares Repurchased

	Carnival Corporation		Carnival plc
(in millions)	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2020	—	$—	0.2	$10

Schedule of Stock Swap Program

(in millions, except per share data)	Total Number of Shares of Carnival plc Ordinary Shares Purchased (a)	Average Price Paid per Share of Carnival plc Ordinary Share	Maximum Number of Carnival plc Ordinary Shares That May Yet Be Purchased Under the Carnival Corporation Stock Swap Program
2022	6.0	$14.52	3.6
2021	8.9	$20.99	9.5

(a) No ordinary shares of Carnival plc were purchased outside of publicly announced plans or programs.

Accumulated Other Comprehensive Loss

	AOCI
	November 30,
(in millions)	2022	2021	2020
Cumulative foreign currency translation adjustments, net	$(2,004)	$(1,501)	$(1,382)
Unrecognized pension expenses	(31)	(45)	(95)
Net gains on cash flow derivative hedges and other	53	44	41
	$(1,982)	$(1,501)	$(1,436)

Schedule of Quarterly Cash Dividends Declared	We declared quarterly cash dividends on all of our common stock and ordinary shares as follows:

	Quarters Ended
(in millions, except per share data)	February 29	May 31	August 31	November 30
2020
Dividends declared per share	$0.50	$—	$—	$—
Dividends declared	$342	$—	$—	$—